UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       HighVista Strategies LLC
Address    John Hancock Tower, 50th Floor
           200 Clarendon Street
           Boston, MA 02116

Form 13F File Number:    028-14212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Brian Chu
Title   Chief Operating Officer
Phone   617-406-6500

Signature, Place, and Date of Signing:

/s/ Brian Chu       Boston, MA          05/11/2012
-------------       -------------       ----------
[Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      43
Form 13F Information Table Value Total:      510,880   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
AIR LEASE CORP AI INVESTORS    AI               00912X104      203      8442 SH  NONE SOLE                    8442 0        0
AIR LEASE CORP QIB INVESTORS   QIB              00912X104    10369    430805 SH  NONE SOLE                  430805 0        0
AIR LEASE CORP REGS INVESTORS  REGS             00912X104     1462     60753 SH  NONE SOLE                   60753 0        0
AMAZON COM INC                 COM              023135106     7154     35325 SH  NONE SOLE                   35325 0        0
APPLE INC                      COM              037833100     6974     11632 SH  NONE SOLE                   11632 0        0
BAIDU INC                      SPON ADR REP A   056752108     7193     49345 SH  NONE SOLE                   49345 0        0
BGS ACQUISITION CORP           UNIT 99/99/9999  G1082J126     1962    199000 SH  NONE SOLE                  199000 0        0
BIOGEN IDEC INC                COM              09062X103     7680     60955 SH  NONE SOLE                   60955 0        0
CA INC                         COM              12673P105     7032    255147 SH  NONE SOLE                  255147 0        0
CISCO SYS INC                  COM              17275R102     7236    342136 SH  NONE SOLE                  342136 0        0
EBAY INC                       COM              278642103     7009    189936 SH  NONE SOLE                  189936 0        0
FISERV INC                     COM              337738108     7153    103085 SH  NONE SOLE                  103085 0        0
GILEAD SCIENCES INC            COM              375558103     7319    149792 SH  NONE SOLE                  149792 0        0
GOODRICH CORP                  COM              382388106     7024     55994 SH  NONE SOLE                   55994 0        0
GOOGLE INC                     CL A             38259P508     6935     10815 SH  NONE SOLE                   10815 0        0
HARTFORD FINL SVCS GROUP INC   *W EXP 06/26/201 416515120     3197    240000 SH  NONE SOLE                  240000 0        0
HUMANA INC                     COM              444859102     7322     79176 SH  NONE SOLE                   79176 0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      771     32800 SH  NONE SOLE                   32800 0        0
ISHARES INC                    MSCI HONG KONG   464286871      450     25800 SH  NONE SOLE                   25800 0        0
ISHARES INC                    MSCI JAPAN       464286848     2619    257400 SH  NONE SOLE                  257400 0        0
ISHARES INC                    MSCI SINGAPORE   464286673      277     21500 SH  NONE SOLE                   21500 0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    43525    792945 SH  NONE SOLE                  792945 0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     7132     77913 SH  NONE SOLE                   77913 0        0
LAUDER ESTEE COS INC           CL A             518439104     7108    114754 SH  NONE SOLE                  114754 0        0
LINCOLN NATL CORP IND          *W EXP 07/10/201 534187117     4195    230000 SH  NONE SOLE                  230000 0        0
LOWES COS INC                  COM              548661107     7176    228695 SH  NONE SOLE                  228695 0        0
MASTERCARD INC                 CL A             57636Q104    10606     25220 SH  NONE SOLE                   25220 0        0
MICROSOFT CORP                 COM              594918104     7133    221141 SH  NONE SOLE                  221141 0        0
MONSANTO CO NEW                COM              61166W101     7146     89598 SH  NONE SOLE                   89598 0        0
NAUTILUS MARINE ACQUISIT COR   SHS              Y6255E101     2878    294000 SH  NONE SOLE                  294000 0        0
NAUTILUS MARINE ACQUISIT COR   *W EXP 06/17/201 Y6255E119       74    294000 SH  NONE SOLE                  294000 0        0
NETAPP INC                     COM              64110D104     7233    161553 SH  NONE SOLE                  161553 0        0
ORACLE CORP                    COM              68389X105     7041    241455 SH  NONE SOLE                  241455 0        0
PFIZER INC                     COM              717081103     7275    321256 SH  NONE SOLE                  321256 0        0
PRICELINE COM INC              COM NEW          741503403     7198     10032 SH  NONE SOLE                   10032 0        0
QUALCOMM INC                   COM              747525103     7133    104808 SH  NONE SOLE                  104808 0        0
RALPH LAUREN CORP              CL A             751212101     7190     41242 SH  NONE SOLE                   41242 0        0
TARGET CORP                    COM              87612E106     7112    122045 SH  NONE SOLE                  122045 0        0
VANGUARD INDEX FDS             REIT ETF         922908553    71829   1128498 SH  NONE SOLE                 1128498 0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858   169147   3891117 SH  NONE SOLE                 3891117 0        0
VIACOM INC NEW                 CL B             92553P201     7067    148899 SH  NONE SOLE                  148899 0        0
WELLPOINT INC                  COM              94973V107     7376     99950 SH  NONE SOLE                   99950 0        0
WINTRUST FINANCIAL CORP        *W EXP 12/19/201 97650W157      965     55000 SH  NONE SOLE                   55000 0        0